Financial Instruments and Risk Management - Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest (Details) - Liquiity Risk [Member]	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Repayment within less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Bank borrowings	RM 976,072	$ 218,341	RM 773,744
Bank overdraft	104,587	23,395	1,064,530
Lease liabilities	60,204	13,467	57,084
Trade payables			423,787
Other payables	422,973	94,616	692,841
Amount due to director			137,181
Amount due to shareholder			886
Between 1 and 2 years [Member]
Schedule of Liquidity Risk [Line Items]
Bank borrowings	963,436	215,515	773,744
Lease liabilities	61,884	13,843	60,204
Between 2 and 5 years [Member]
Schedule of Liquidity Risk [Line Items]
Bank borrowings	1,693,768	378,885	1,823,933
Lease liabilities	45,732	10,230	98,532
Over 5 years [Member]
Schedule of Liquidity Risk [Line Items]
Bank borrowings	288,536	64,544	38,102
Lease liabilities	RM 11,342	$ 2,537	RM 20,426